Share capital - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 30, 2021 CAD ($) shares Year $ / shares	Apr. 30, 2020 CAD ($) shares $ / shares	Apr. 30, 2019 shares
Disclosure Of Classes Of Share Capital [Line Items]
Grant options percentage	20.00%
Options outstanding | shares	0	0	0
RSU [member]
Disclosure Of Classes Of Share Capital [Line Items]
Vesting period from date of grant	3 years
Vesting portion of each calendar year	one-third
Vesting percentage	50.00%
Vesting amount of remaining fair value	$ 110,000
Fair value per share | $ / shares	$ 0.19
Expense from share based payment		$ 30
Number of shares granted	0
DSU [member]
Disclosure Of Classes Of Share Capital [Line Items]
Life share options granted | Year	3
Shares exercised for a fair value | $ / shares	$ 0.24	$ 0.19
Reduced the liability share based payment	$ 192	$ 90
DSU granted	$ 0
DSU excercised, share | shares	210,000
DSU excercised	$ 65,100
DSU excercised price per share | $ / shares	$ 0.31